N-4	Jun. 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Jefferson National VA Separate Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Jun. 01, 2026
Amendment Flag	false
Monument Advisor Select NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective May 1, 2026, in Appendix A: Investment Options Available Under the Contract, the values in the Current Expenses cell and the sum or total cell for the following underlying mutual fund(s) are deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses	Current Expenses + Low Cost Fund Platform Fee
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*	0.60%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*	1.20%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses	Current Expenses + Low Cost Fund Platform Fee
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*	0.60%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*	1.20%

Monument Advisor Select NY | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Current Expenses [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.60%
Monument Advisor Select NY | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Current Expenses [Percent]	1.20%
Current Expenses + Platform Charge [Percent]	1.20%